Geographic information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenue	$ 3,134,250	$ 3,134,250	$ 136,566	$ 11,976,149
International
Revenue		3,134,250	0	11,976,149
Other
Revenue		$ 0	$ 136,566	$ 0